Restructuring Costs	12 Months Ended
Dec. 31, 2016
Restructuring And Related Activities [Abstract]
Restructuring Costs
15.	Restructuring Costs

In the fourth quarter of 2016, as part of restructuring our organization after the Phase 3 clinical study of vepoloxamer in sickle cell disease did not meet its primary efficacy endpoint and we made the decision to discontinue all clinical development of vepoloxamer, we eliminated 18 positions across our company, 16 through involuntary terminations and two due to resignations. As a result, we incurred restructuring costs in the fourth quarter of 2016 of approximately $0.8 million for one-time employee termination costs, including severance, benefits and related costs. Restructuring costs were recorded as research and development expense ($0.5 million) and selling, general and administrative expense ($0.3 million) on the consolidated statements of operations and comprehensive loss for the year ended December 31, 2016. $0.3 million of the restructuring costs were accrued on our consolidated balance sheet as of December 31, 2016 and paid in January 2017.